Subsequent Events (Details) $ / shares in Units, liquefiedNaturalGasTon in Millions			1 Months Ended	6 Months Ended
	Aug. 14, 2025 $ / shares	Aug. 06, 2025 USD ($) liquefiedNaturalGasTon	Jan. 31, 2019	Jun. 30, 2025
LNG Hrvatska | United States of America, Dollars | Performance guarantee
Subsequent Event [Line Items]
Facility, term			10 years	10 years
Subsequent event
Subsequent Event [Line Items]
Common stock, dividends, per share, declared (in USD per share) | $ / shares	$ 0.25
Subsequent event | Final Investment Decision, MK II FLNG
Subsequent Event [Line Items]
FLNG deployment project term		20 years
Tons of liquefied natural gas, capacity | liquefiedNaturalGasTon		3.5
Receivable, fixed annual rent		$ 400,000,000
Receivable, variable, percentage of free on board prices above threshold		25.00%
Threshold, price of British thermal units		$ 8.00